Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-C30
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-C30

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States

Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-15		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19
		Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	20
			Attention: Liat Heller	liat.heller@rialtocapital.com

Delinquency Loan Detail	21		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	BellOak, LLC

Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	24
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
		Directing Certificateholder	RREF V - D AIV RR H, LLC
Supplemental Notes	29
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493YAA6	4.902000%	6,128,000.00	4,575,285.09	72,005.47	18,690.04	0.00	0.00	90,695.51	4,503,279.62	30.06%	30.00%
A-2	05493YAC2	6.128000%	27,740,000.00	27,740,000.00	0.00	141,658.93	0.00	0.00	141,658.93	27,740,000.00	30.06%	30.00%
A-4	05493YAD0	5.251000%	130,000,000.00	130,000,000.00	0.00	568,858.33	0.00	0.00	568,858.33	130,000,000.00	30.06%	30.00%
A-5	05493YAE8	5.532000%	420,530,000.00	420,530,000.00	0.00	1,938,643.30	0.00	0.00	1,938,643.30	420,530,000.00	30.06%	30.00%
A-SB	05493YAB4	5.591000%	8,160,000.00	8,160,000.00	0.00	38,018.80	0.00	0.00	38,018.80	8,160,000.00	30.06%	30.00%
A-S	05493YAF5	5.831000%	103,698,000.00	103,698,000.00	0.00	503,885.87	0.00	0.00	503,885.87	103,698,000.00	17.78%	17.75%
B	05493YAG3	6.031000%	39,151,000.00	39,151,000.00	0.00	196,766.40	0.00	0.00	196,766.40	39,151,000.00	13.15%	13.13%
C	05493YAH1	5.980000%	28,231,000.00	28,231,000.00	0.00	140,684.48	0.00	0.00	140,684.48	28,231,000.00	9.81%	9.79%
D-RR	05493YAL2	6.560490%	15,153,000.00	15,153,000.00	0.00	82,842.58	0.00	0.00	82,842.58	15,153,000.00	8.02%	8.00%
E-RR	05493YAN8	6.560490%	8,465,000.00	8,465,000.00	0.00	46,278.79	0.00	0.00	46,278.79	8,465,000.00	7.01%	7.00%
F-RR	05493YAQ1	6.560490%	15,872,000.00	15,872,000.00	0.00	86,773.41	0.00	0.00	86,773.41	15,872,000.00	5.13%	5.13%
G-RR	05493YAS7	6.560490%	9,523,000.00	9,523,000.00	0.00	52,062.95	0.00	0.00	52,062.95	9,523,000.00	4.01%	4.00%
H-RR*	05493YAU2	6.560490%	33,861,145.00	33,861,145.00	0.00	187,309.45	0.00	0.00	187,309.45	33,861,145.00	0.00%	0.00%
R	05493YAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05493YAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			846,512,145.00	844,959,430.09	72,005.47	4,002,473.33	0.00	0.00	4,074,478.80	844,887,424.62

X-A	05493YAJ7	1.066388%	592,558,000.00	591,005,285.09	0.00	525,200.59	0.00	0.00	525,200.59	590,933,279.62
X-B	05493YAK4	0.659133%	171,080,000.00	171,080,000.00	0.00	93,970.38	0.00	0.00	93,970.38	171,080,000.00
Notional SubTotal			763,638,000.00	762,085,285.09	0.00	619,170.97	0.00	0.00	619,170.97	762,013,279.62

Deal Distribution Total					72,005.47	4,621,644.30	0.00	0.00	4,693,649.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493YAA6	746.61962957	11.75023988	3.04994125	0.00000000	0.00000000	0.00000000	0.00000000	14.80018114	734.86938969
A-2	05493YAC2	1,000.00000000	0.00000000	5.10666655	0.00000000	0.00000000	0.00000000	0.00000000	5.10666655	1,000.00000000
A-4	05493YAD0	1,000.00000000	0.00000000	4.37583331	0.00000000	0.00000000	0.00000000	0.00000000	4.37583331	1,000.00000000
A-5	05493YAE8	1,000.00000000	0.00000000	4.61000000	0.00000000	0.00000000	0.00000000	0.00000000	4.61000000	1,000.00000000
A-SB	05493YAB4	1,000.00000000	0.00000000	4.65916667	0.00000000	0.00000000	0.00000000	0.00000000	4.65916667	1,000.00000000
A-S	05493YAF5	1,000.00000000	0.00000000	4.85916671	0.00000000	0.00000000	0.00000000	0.00000000	4.85916671	1,000.00000000
B	05493YAG3	1,000.00000000	0.00000000	5.02583331	0.00000000	0.00000000	0.00000000	0.00000000	5.02583331	1,000.00000000
C	05493YAH1	1,000.00000000	0.00000000	4.98333322	0.00000000	0.00000000	0.00000000	0.00000000	4.98333322	1,000.00000000
D-RR	05493YAL2	1,000.00000000	0.00000000	5.46707451	0.00000000	0.00000000	0.00000000	0.00000000	5.46707451	1,000.00000000
E-RR	05493YAN8	1,000.00000000	0.00000000	5.46707501	0.00000000	0.00000000	0.00000000	0.00000000	5.46707501	1,000.00000000
F-RR	05493YAQ1	1,000.00000000	0.00000000	5.46707472	0.00000000	0.00000000	0.00000000	0.00000000	5.46707472	1,000.00000000
G-RR	05493YAS7	1,000.00000000	0.00000000	5.46707445	0.00000000	0.00000000	0.00000000	0.00000000	5.46707445	1,000.00000000
H-RR	05493YAU2	1,000.00000000	0.00000000	5.53169274	(0.06461802)	0.07221610	0.00000000	0.00000000	5.53169274	1,000.00000000
R	05493YAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05493YAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493YAJ7	997.37964063	0.00000000	0.88632774	0.00000000	0.00000000	0.00000000	0.00000000	0.88632774	997.25812430
X-B	05493YAK4	1,000.00000000	0.00000000	0.54927741	0.00000000	0.00000000	0.00000000	0.00000000	0.54927741	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	18,690.04	0.00	18,690.04	0.00	0.00	0.00	18,690.04	0.00
A-2	07/01/26 - 07/30/26	30	0.00	141,658.93	0.00	141,658.93	0.00	0.00	0.00	141,658.93	0.00
A-4	07/01/26 - 07/30/26	30	0.00	568,858.33	0.00	568,858.33	0.00	0.00	0.00	568,858.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,938,643.30	0.00	1,938,643.30	0.00	0.00	0.00	1,938,643.30	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	38,018.80	0.00	38,018.80	0.00	0.00	0.00	38,018.80	0.00
X-A	07/01/26 - 07/30/26	30	0.00	525,200.59	0.00	525,200.59	0.00	0.00	0.00	525,200.59	0.00
X-B	07/01/26 - 07/30/26	30	0.00	93,970.38	0.00	93,970.38	0.00	0.00	0.00	93,970.38	0.00
A-S	07/01/26 - 07/30/26	30	0.00	503,885.87	0.00	503,885.87	0.00	0.00	0.00	503,885.87	0.00
B	07/01/26 - 07/30/26	30	0.00	196,766.40	0.00	196,766.40	0.00	0.00	0.00	196,766.40	0.00
C	07/01/26 - 07/30/26	30	0.00	140,684.48	0.00	140,684.48	0.00	0.00	0.00	140,684.48	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	82,842.58	0.00	82,842.58	0.00	0.00	0.00	82,842.58	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	46,278.79	0.00	46,278.79	0.00	0.00	0.00	46,278.79	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	86,773.41	0.00	86,773.41	0.00	0.00	0.00	86,773.41	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	52,062.95	0.00	52,062.95	0.00	0.00	0.00	52,062.95	0.00
H-RR	07/01/26 - 07/30/26	30	4,608.17	185,121.41	0.00	185,121.41	(2,188.04)	0.00	0.00	187,309.45	2,445.32
Totals			4,608.17	4,619,456.26	0.00	4,619,456.26	(2,188.04)	0.00	0.00	4,621,644.30	2,445.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,693,649.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,632,648.46	Master Servicing Fee	3,260.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,105.51
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	363.80
ARD Interest	0.00	Operating Advisor Fee	1,244.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	218.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,632,648.46	Total Fees	13,192.22

Principal		Expenses/Reimbursements
Scheduled Principal	72,005.47	Reimbursement for Interest on Advances	(104.71)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(2,083.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	72,005.47	Total Expenses/Reimbursements	(2,188.04)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,621,644.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	72,005.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,693,649.77
Total Funds Collected	4,704,653.93	Total Funds Distributed	4,704,653.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	844,959,430.66	844,959,430.66	Beginning Certificate Balance	844,959,430.09
(-) Scheduled Principal Collections	72,005.47	72,005.47	(-) Principal Distributions	72,005.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	844,887,425.19	844,887,425.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	844,964,425.76	844,964,425.76	Ending Certificate Balance	844,887,424.62
Ending Actual Collateral Balance	844,896,386.33	844,896,386.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	24	133,138,546.43	15.76%	97	6.4239	1.625864	1.29 or less	16	188,664,571.97	22.33%	98	6.7687	1.158263
10,000,000 to 14,999,999	14	152,912,811.41	18.10%	97	6.4404	1.690071	1.30 to 1.49	8	97,637,853.22	11.56%	97	6.5099	1.380091
15,000,000 to 19,999,999	4	66,016,586.77	7.81%	98	6.3379	1.490389	1.50 to 1.79	7	92,410,000.00	10.94%	98	6.8787	1.669654
20,000,000 to 29,999,999	7	171,319,480.58	20.28%	88	6.6881	1.747519	1.80 to 1.99	7	156,145,000.00	18.48%	98	6.0068	1.933401
30,000,000 to 39,999,999	4	131,500,000.00	15.56%	98	6.3603	1.934221	2.00 to 2.49	15	225,530,000.00	26.69%	90	6.3566	2.227607
40,000,000 to 54,999,999	3	130,000,000.00	15.39%	98	5.9425	2.247692	2.50 or more	4	84,500,000.00	10.00%	97	5.4388	2.648225
55,000,000 or greater	1	60,000,000.00	7.10%	99	6.1030	1.940000	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	162,500,000.00	19.23%	97	6.2746	1.882585
							Industrial	1	76,725,000.00	9.08%	99	6.1030	1.940000
Colorado	3	6,600,000.00	0.78%	99	5.6864	2.634545
							Lodging	5	83,620,121.13	9.90%	99	7.1393	1.355602
Delaware	2	56,000,000.00	6.63%	99	6.4740	1.120000
							Mixed Use	3	27,446,989.84	3.25%	97	6.7145	1.468496
Florida	4	67,029,596.93	7.93%	95	6.0381	1.889186
							Mobile Home Park	3	13,420,000.00	1.59%	99	6.1445	1.598689
Hawaii	1	10,000,000.00	1.18%	99	7.5200	1.270000
							Multi-Family	14	99,934,467.29	11.83%	97	6.8184	1.215795
Illinois	2	10,820,000.00	1.28%	96	6.8073	1.693179
							Office	4	116,000,000.00	13.73%	83	6.1622	2.190948
Indiana	5	11,710,000.00	1.39%	97	6.6343	1.234253
							Other	1	5,430,000.00	0.64%	99	6.4740	1.120000
Maryland	1	5,460,000.00	0.65%	99	6.9820	1.720000
							Retail	10	330,549,596.93	39.12%	97	6.2098	1.980669
Michigan	1	76,725,000.00	9.08%	99	6.1030	1.940000
							Self Storage	26	91,761,250.00	10.86%	96	6.1396	1.909522
Minnesota	1	61,750,000.00	7.31%	99	6.6960	2.180000
							Totals	67	844,887,425.19	100.00%	96	6.3670	1.817548
New Jersey	4	93,420,000.00	11.06%	97	5.5386	2.473286

New Mexico	1	4,110,000.00	0.49%	97	6.2500	1.610000

New York	4	69,514,825.00	8.23%	99	6.2467	2.062648

North Carolina	2	9,900,000.00	1.17%	97	6.8318	1.506970

Oregon	3	60,866,470.42	7.20%	71	6.9232	1.759750

Pennsylvania	1	5,240,000.00	0.62%	95	7.2000	1.260000

Tennessee	11	23,000,000.00	2.72%	95	6.5300	1.380000

Texas	9	52,097,065.55	6.17%	97	6.9780	1.267895

Virginia	1	12,200,000.00	1.44%	99	7.4400	1.250000

Wisconsin	4	43,834,467.29	5.19%	97	6.5422	1.334786

Wyoming	1	2,110,000.00	0.25%	97	6.2500	1.610000

Totals	67	844,887,425.19	100.00%	96	6.3670	1.817548

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	17	231,420,000.00	27.39%	96	5.6588	2.288564	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	17	290,043,594.65	34.33%	99	6.2811	1.639257	13 months to 24 months	45	751,647,425.19	88.96%	96	6.3696	1.826496
	6.50000 to 6.99900	13	191,783,189.99	22.70%	98	6.6709	1.697922	25 months or greater	12	93,240,000.00	11.04%	94	6.3455	1.745414
	7.00000 to 7.49900	7	111,640,640.55	13.21%	83	7.3170	1.632156	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
	7.50000 or greater	3	20,000,000.00	2.37%	97	7.5900	1.135000
	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	57	844,887,425.19	100.00%	96	6.3670	1.817548	Interest Only	45	695,116,250.00	82.27%	97	6.2574	1.892126
115 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	149,771,175.19	17.73%	87	6.8754	1.471416
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	55,703,732.60	6.59%	98	7.0423	1.482725			No outstanding loans in this group
	12 months or less	53	783,783,052.04	92.77%	95	6.3143	1.847459
	13 months to 24 months	1	5,400,640.55	0.64%	97	7.0500	0.930000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	844,887,425.19	100.00%	96	6.3670	1.817548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30322772	RT	Jersey City	NJ	Actual/360	5.437%	187,274.44	0.00	0.00	N/A	09/01/34	--	40,000,000.00	40,000,000.00	08/01/26
1A-1-2-2	30322774				Actual/360	5.437%	46,818.61	0.00	0.00	N/A	09/01/34	--	10,000,000.00	10,000,000.00	08/01/26
1A-1-4	30322776				Actual/360	5.437%	140,455.83	0.00	0.00	N/A	09/01/34	--	30,000,000.00	30,000,000.00	08/01/26
2A-1	30511389	IN	Monroe	MI	Actual/360	6.103%	315,321.67	0.00	0.00	N/A	11/06/34	--	60,000,000.00	60,000,000.00	08/06/26
2A-2	30511390				Actual/360	6.103%	52,553.61	0.00	0.00	N/A	11/06/34	--	10,000,000.00	10,000,000.00	08/06/26
2A-3	30511391				Actual/360	6.103%	35,342.30	0.00	0.00	N/A	11/06/34	--	6,725,000.00	6,725,000.00	08/06/26
3A-1	30322781	RT	Eagan	MN	Actual/360	6.696%	288,300.00	0.00	0.00	N/A	11/01/34	--	50,000,000.00	50,000,000.00	08/01/26
3A-2	30322782				Actual/360	6.696%	67,750.50	0.00	0.00	N/A	11/01/34	--	11,750,000.00	11,750,000.00	08/01/26
4A-1	30511410	Various Bear		DE	Actual/360	6.474%	167,245.00	0.00	0.00	N/A	11/06/34	--	30,000,000.00	30,000,000.00	08/06/26
4A-2	30511411				Actual/360	6.474%	97,559.58	0.00	0.00	N/A	11/06/34	--	17,500,000.00	17,500,000.00	08/06/26
4A-3	30511412				Actual/360	6.474%	47,386.08	0.00	0.00	N/A	11/06/34	--	8,500,000.00	8,500,000.00	08/06/26
5A-2-A	30322783	RT	Jacksonville	FL	Actual/360	5.948%	67,812.77	0.00	0.00	N/A	06/01/34	--	13,239,797.81	13,239,797.81	08/01/26
5A-2-B	30322784				Actual/360	5.948%	32,717.56	0.00	0.00	N/A	06/01/34	--	6,387,791.16	6,387,791.16	08/01/26
5A-2-C	30322785				Actual/360	5.948%	48,858.10	0.00	0.00	N/A	06/01/34	--	9,539,077.70	9,539,077.70	08/01/26
5A-2-D	30322786				Actual/360	5.948%	4,268.24	0.00	0.00	N/A	06/01/34	--	833,333.33	833,333.33	08/01/26
5A-3-A	30322787				Actual/360	5.948%	56,510.64	0.00	0.00	N/A	06/01/34	--	11,033,164.84	11,033,164.84	08/01/26
5A-3-B	30322788				Actual/360	5.948%	27,264.63	0.00	0.00	N/A	06/01/34	--	5,323,159.30	5,323,159.30	08/01/26
5A-3-C	30322789				Actual/360	5.948%	40,715.08	0.00	0.00	N/A	06/01/34	--	7,949,231.42	7,949,231.42	08/01/26
5A-3-D	30322790				Actual/360	5.948%	3,556.87	0.00	0.00	N/A	06/01/34	--	694,444.44	694,444.44	08/01/26
6A-1-2	30322665	OF	San Francisco	CA	Actual/360	5.506%	189,651.11	0.00	0.00	09/06/34	03/06/38	--	40,000,000.00	40,000,000.00	08/06/26
6A-1-4	30322667				Actual/360	5.506%	47,412.78	0.00	0.00	09/06/34	03/06/38	--	10,000,000.00	10,000,000.00	08/06/26
7	30322791	OF	New York	NY	Actual/360	6.060%	195,687.50	0.00	0.00	N/A	11/01/34	--	37,500,000.00	37,500,000.00	08/01/26
8	30322792	LO	Calabasas	CA	Actual/360	7.406%	216,831.22	0.00	0.00	N/A	10/01/34	--	34,000,000.00	34,000,000.00	08/01/26
9	30511395	RT	Cheektowaga	NY	Actual/360	6.476%	163,393.08	0.00	0.00	N/A	11/01/34	--	29,300,000.00	29,300,000.00	08/01/26
10	30511384	OF	Lake Oswego	OR	Actual/360	7.448%	182,786.33	0.00	0.00	N/A	11/06/29	--	28,500,000.00	28,500,000.00	08/06/26
11A-1-2	30511184	RT	Victorville	CA	Actual/360	6.723%	144,731.25	0.00	0.00	N/A	09/06/34	--	25,000,000.00	25,000,000.00	08/06/26
12	30322793	MF	Houston	TX	Actual/360	7.080%	143,271.67	0.00	0.00	N/A	09/06/34	--	23,500,000.00	23,500,000.00	08/06/26
13	30322794	SS	Various	TN	Actual/360	6.530%	129,330.28	0.00	0.00	N/A	07/01/34	--	23,000,000.00	23,000,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30322795	LO	Hillsboro	OR	Actual/360	6.410%	121,645.67	18,888.30	0.00	N/A	12/01/34	--	22,038,368.88	22,019,480.58	08/01/26
15	30322796	SS	Newport Beach	CA	Actual/360	5.900%	101,611.11	0.00	0.00	N/A	08/01/34	--	20,000,000.00	20,000,000.00	08/01/26
16	30322797	SS	Newport Beach	CA	Actual/360	5.900%	88,909.72	0.00	0.00	N/A	08/01/34	--	17,500,000.00	17,500,000.00	08/01/26
17	30322798	RT	West Hollywood	CA	Actual/360	6.450%	88,866.67	0.00	0.00	N/A	10/06/34	--	16,000,000.00	16,000,000.00	08/06/26
18	30511420	Various Various		Various	Actual/360	6.570%	85,026.27	12,360.09	0.00	N/A	11/06/34	--	15,028,946.86	15,016,586.77	08/06/26
19	30322799	LO	Alexandria	VA	Actual/360	7.440%	78,161.33	0.00	0.00	N/A	11/06/34	--	12,200,000.00	12,200,000.00	08/06/26
20	30511223	MF	Milwaukee	WI	Actual/360	6.372%	65,505.23	10,395.86	0.00	N/A	10/01/34	--	11,938,259.93	11,927,864.07	08/01/26
21	30511077	MF	Milwaukee	WI	Actual/360	6.660%	64,313.13	9,139.13	0.00	N/A	09/01/34	--	11,214,147.23	11,205,008.10	08/01/26
22	30511124	MF	Milwaukee	WI	Actual/360	6.560%	61,769.88	9,146.25	0.00	N/A	09/01/34	--	10,934,872.84	10,925,726.59	08/01/26
23	30322800	SS	Various	Various	Actual/360	6.350%	58,132.27	0.00	0.00	N/A	09/01/34	--	10,631,250.00	10,631,250.00	08/01/26
24A-4-2	30322801	MU	Chicago	IL	Actual/360	6.853%	59,011.94	0.00	0.00	N/A	08/06/34	--	10,000,000.00	10,000,000.00	08/06/26
25A-1-2	30322530	MF	Various	TX	Actual/360	7.660%	39,576.67	0.00	0.00	N/A	06/06/34	--	6,000,000.00	6,000,000.00	08/06/26
25A-2-2	30322532				Actual/360	7.660%	26,384.44	0.00	0.00	N/A	06/06/34	--	4,000,000.00	4,000,000.00	08/06/26
26	30322802	MF	Muncie	IN	Actual/360	6.700%	57,694.44	0.00	0.00	N/A	09/06/34	--	10,000,000.00	10,000,000.00	08/06/26
27	30511343	LO	Lihue	HI	Actual/360	7.520%	64,755.56	0.00	0.00	N/A	11/06/34	--	10,000,000.00	10,000,000.00	08/06/26
28	30511150	MF	Milwaukee	WI	Actual/360	6.595%	55,563.48	8,109.80	0.00	N/A	09/01/34	--	9,783,978.33	9,775,868.53	08/01/26
29	30322803	MH	East Windsor	NJ	Actual/360	6.240%	48,360.00	0.00	0.00	N/A	11/06/34	--	9,000,000.00	9,000,000.00	08/06/26
30	30322804	SS	Various	Various	Actual/360	6.250%	47,092.01	0.00	0.00	N/A	09/01/34	--	8,750,000.00	8,750,000.00	08/01/26
31	30511074	MU	Charlotte	NC	Actual/360	6.730%	41,146.47	0.00	0.00	N/A	08/06/34	--	7,100,000.00	7,100,000.00	08/06/26
32	30322805	LO	Laredo	TX	Actual/360	7.050%	32,810.47	3,966.04	0.00	N/A	09/01/34	--	5,404,606.59	5,400,640.55	06/01/26
33	30511374	RT	Randallstown	MD	Actual/360	6.982%	32,827.04	0.00	0.00	N/A	11/06/34	--	5,460,000.00	5,460,000.00	08/06/26
34	30322806	SS	Various	TX	Actual/360	6.100%	27,734.67	0.00	0.00	N/A	10/01/34	--	5,280,000.00	5,280,000.00	08/01/26
35	30322807	MF	Bethlehem	PA	Actual/360	7.200%	32,488.00	0.00	0.00	N/A	07/06/34	--	5,240,000.00	5,240,000.00	08/06/26
36	30322808	MF	Leesburg	FL	Actual/360	6.270%	25,969.99	0.00	0.00	N/A	09/01/34	--	4,810,000.00	4,810,000.00	08/01/26
37	30322809	SS	Colorado Springs	CO	Actual/360	5.470%	21,196.25	0.00	0.00	N/A	11/01/34	--	4,500,000.00	4,500,000.00	08/01/26
38	30322810	MH	Various	NJ	Actual/360	5.950%	22,646.36	0.00	0.00	N/A	10/01/34	--	4,420,000.00	4,420,000.00	08/01/26
39	30322811	RT	Wilmington	NC	Actual/360	7.090%	17,094.78	0.00	0.00	N/A	10/06/34	--	2,800,000.00	2,800,000.00	08/06/26
40	30322812	MF	Leesburg	FL	Actual/360	6.570%	14,426.63	0.00	0.00	N/A	08/01/34	--	2,550,000.00	2,550,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
41	30322813	SS	Federal Heights	CO	Actual/360	6.150%	11,121.25	0.00	0.00 N/A	11/01/34	--	2,100,000.00	2,100,000.00	08/01/26
Totals							4,632,648.46	72,005.47	0.00			844,959,430.66	844,887,425.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	28,519,063.52	28,329,777.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-2-2	28,519,063.52	28,329,777.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-4	28,519,063.52	28,329,777.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	9,327,094.00	2,333,022.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	9,327,094.00	2,333,022.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	9,327,094.00	2,333,022.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	14,249,536.12	14,727,597.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	14,249,536.12	14,727,597.24	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	5,731,462.50	1,118,556.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	5,731,462.50	1,118,556.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	5,731,462.50	1,118,556.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-A	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-B	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-C	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-D	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-A	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-B	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-C	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-D	47,447,600.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1-2	21,590,865.08	6,119,680.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1-4	21,590,865.08	6,119,680.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,228,246.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,794,336.96	884,113.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,839,234.75	1,427,292.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-1-2	11,494,543.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,108,506.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,186,362.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	2,256,467.43	2,198,112.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,772,103.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,349,306.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,411,670.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,616,876.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,308,673.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,238,106.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,206,410.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	970,834.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-4-2	21,894,474.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-1-2	4,806,527.83	1,103,280.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-2-2	4,806,527.83	1,103,280.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	819,970.51	209,476.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,123,245.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	858,440.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	919,635.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	773,069.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	644,623.00	0.00	--	--	--	0.00	0.00	36,660.63	73,449.94	0.00	0.00
33	753,815.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	764,512.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	452,604.85	485,916.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	282,668.00	298,443.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	808,900.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	491,384.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	323,763.24	88,301.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	158,164.00	148,477.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	217,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	670,676,445.14	144,985,315.08				0.00	0.00	36,660.63	73,449.94	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	5,400,640.55	0	0.00	0	0.00	0	0.00	0	0.00	2	10,000,000.00	0	0.00	0	0.00	6.366977%	6.348846%	96
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.366992%	6.348861%	97
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367010%	6.348879%	98
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367024%	6.348894%	99
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367042%	6.348911%	100
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367056%	6.348926%	101
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367081%	6.348950%	102
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367095%	6.348964%	103
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367109%	6.348979%	104
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367126%	6.348996%	105
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367140%	6.349010%	106
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367157%	6.349027%	107
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
32	30322805	06/01/26	1	1	36,660.63	73,449.94	0.00	5,409,601.69
Totals					36,660.63	73,449.94	0.00	5,409,601.69

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		28,500,000	28,500,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		816,387,425	810,986,785		5,400,641	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	844,887,425	839,486,785	5,400,641	0	0	0
Jul-26	844,959,431	844,959,431	0	0	0	0
Jun-26	845,046,659	845,046,659	0	0	0	0
May-26	845,117,772	845,117,772	0	0	0	0
Apr-26	845,204,142	845,204,142	0	0	0	0
Mar-26	845,274,374	845,274,374	0	0	0	0
Feb-26	845,391,276	845,391,276	0	0	0	0
Jan-26	845,460,460	845,460,460	0	0	0	0
Dec-25	845,529,256	845,529,256	0	0	0	0
Nov-25	845,613,395	845,613,395	0	0	0	0
Oct-25	845,681,335	845,681,335	0	0	0	0
Sep-25	845,764,650	845,764,650	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
25A-1-2	30322530	6,000,000.00	6,000,000.00	102,300,000.00	--	1,069,011.35	1.00000	03/31/26	06/06/34	I/O
25A-2-2	30322532	4,000,000.00	4,000,000.00	102,300,000.00	--	1,069,011.35	1.00000	03/31/26	06/06/34	I/O
Totals		10,000,000.00	10,000,000.00	204,600,000.00		2,138,022.70

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25A-1-2	30322530	MF	TX	03/18/26	1

6/11/2026 - The loan transferred to the Special Servicer on 3/18/26, due to imminent monetary default after the Borrower communicated it was unable to remit a required principal prepayment. The Loan Agreement requires the Borrower to remit a principal pre payment sufficient for the loan to achieve a 10.33% Debt Yield by May 2025, if the PFC tax exemption is not granted. The Special Servicer is in discussions with the sponsor about a potential modification of loan to allow for the principal paydowns to occu r over a period of time.

25A-2-2	30322532	Various	Various	03/18/26	1

6/11/2026 - The loan transferred to the Special Servicer on 3/18/26, due to imminent monetary default after the Borrower communicated it was unable to remit a required principal prepayment. The Loan Agreement requires the Borrower to remit a principal pre payment sufficient for the loan to achieve a 10.33% Debt Yield by May 2025, if the PFC tax exemption is not granted. The Special Servicer is in discussions with the sponsor about a potential modification of loan to allow for the principal paydowns to occu r over a period of time.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25A-1-2	30322530	0.00	7.66000%	0.00	7.66000%	8	07/28/26	07/28/26	08/04/26
25A-2-2	30322532	0.00	7.66000%	0.00	7.66000%	8	07/28/26	07/28/26	08/04/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
25A-1-2	0.00	0.00	(1,250.00)	0.00	0.00	0.00	0.00	0.00	(161.35)	0.00	0.00	0.00
25A-2-2	0.00	0.00	(833.33)	0.00	0.00	0.00	0.00	0.00	56.64	0.00	0.00	0.00
Total	0.00	0.00	(2,083.33)	0.00	0.00	0.00	0.00	0.00	(104.71)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(2,188.04)

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Supplemental Notes
None

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